BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentinian Peso Spent In Argentina [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0038	0.0060	0.0060
Average rate	0.0045	0.0057	0.0170
Barbadian Dollar Spent In Barbados [Member]
IfrsStatementLineItems [Line Items]
Closing rate	2.7125	3.0525	2.3866
Average rate	2.7618	2.6440	2.4690
Bolivian Peso Spent In Bolivia [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.7906	0.8897	0.6956
Average rate	0.8050	0.7706	0.7196
Canadian Dollar Spent In Canada [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.0187	4.3037	3.6536
Average rate	4.0027	3.9293	3.7048
Chilean Peso Spent In Chile [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0061	0.0062	0.0055
Average rate	0.0059	0.0057	0.0059
Quetzal Spent In Guatemala [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.7185	0.8051	0.6189
Average rate	0.7293	0.6917	0.6398
US Dollars Spent In Panama And Cuba [Member]
IfrsStatementLineItems [Line Items]
Closing rate	5.5024	6.1923	4.8413
Average rate	5.6025	5.3635	5.0085
Guarani Spent In Paraguay [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0008	0.0008	0.0007
Average rate	0.0007	0.0007	0.0007
Dominican Pesos Spent In The Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0869	0.1010	0.0831
Average rate	0.0905	0.0902	0.0892
Uruguayan Peso Spent In Uruguay [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.1409	0.1405	0.1241
Average rate	0.1373	0.1327	0.1291